CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning balance	$ 3,068,629	$ 3,068,629	$ 2,275,915	$ 1,934,556
Additions or new concession arrangements		1,361,261	698,749	408,040
Collections during the year		(22,803)	(162,271)	(327,607)
Adjustment to fair value credited to income		205,803	209,937	180,982
Accrued interest		43,137	46,299	79,944
Impairment expense		(398)
Ending balance	3,531,683	5,118,683	3,068,629	2,275,915
Service concession arrangement [member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	463,622
Service concession arrangement [member] | Increase (decrease) due to application of IFRS 9
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	(568)
Gas and Energy Concession Arrangement [Member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning balance	2,282,611	2,282,611	2,072,674	1,891,692
Adjustment to fair value credited to income		205,803	209,937	180,982
Ending balance	2,282,611	2,488,414	2,282,611	2,072,674
Infrastructure Concession Arrangement [Member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning balance	786,018	786,018	203,241	42,864
Additions or new concession arrangements		1,361,261	698,749	408,040
Collections during the year		(22,803)	(162,271)	(327,607)
Accrued interest		43,137	46,299	79,944
Impairment expense		(398)
Ending balance	1,249,072	$ 2,630,269	$ 786,018	$ 203,241
Infrastructure Concession Arrangement [Member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	463,622
Infrastructure Concession Arrangement [Member] | Increase (decrease) due to application of IFRS 9
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	$ (568)